INVENTORY	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORY

5. INVENTORY

Inventories are comprised of the following items as of the periods presented:

	March 31, 2021	December 31, 2020
Raw materials	$1,083	$1,148
Work in progress – cultivated cannabis	66	1,482
Work in progress – harvested cannabis and extracts	2,670	274
Finished goods – cannabis extracts	7,478	7,003
Finished goods – other	258	283
Total	$11,555	$10,190

5. INVENTORY

Inventories are comprised of the following items as of the periods presented:

	December 31, 2020	December 31, 2019
Raw materials	$1,148	$1,022
Work in progress – cultivated cannabis	1,482	1,205
Work in progress – harvested cannabis and extracts	274	90
Finished goods – cannabis extracts	7,003	2,081
Finished goods – other	283	1,018
Total	$10,190	$5,416

During the year ended December 31, 2020 and December 31, 2019, the Company recorded approximately $399 and $nil, respectively, of inventory write-downs in cost of goods sold.